Statutory surplus reserves	12 Months Ended
Dec. 31, 2013
Statutory surplus reserves
Statutory surplus reserves

17.                               Statutory surplus reserves

Pursuant to Chinese company law applicable to foreign investment companies, the Company’s PRC subsidiaries are required to maintain statutory surplus reserves. The statutory surplus reserves are to be appropriated from net income after taxes, and should be at least 10% of the after tax net income determined in accordance with accounting principles and relevant financial regulations applicable to PRC enterprises (“PRC GAAP”). The Company has an option of not appropriating the general reserve after the general reserve is equal to 50% of the subsidiary’s registered capital. Statutory surplus reserves are recorded as a component of shareholders’ equity and are not distributable other than upon liquidation.  The statutory surplus reserves as at December 31, 2013 is $11,808 (2012 - $11,808).

For the year ended December 31, 2013, Sinovac Beijing appropriated 0% (2012—0%; 2011-10%) and 0% (2012-0%; 2011- 0%) of its after-tax profit, determined under the relevant Chinese accounting regulations, to the general reserve and the enterprise expansion reserve, respectively.  For the year ended December 31, 2013, the general reserve and the enterprise expansion reserve appropriated are $nil (2012- $nil, 2011 - $335 (RMB 2million)) and $nil (2012— $nil, 2011 — $nil) respectively.

Pursuant to the same Chinese company law, the Company’s subsidiaries, Sinovac Beijing, Tangshan Yian, Sinovac R&D and Sinovac Dalian can transfer, at the discretion of their respective boards of directors, a certain amount of their annual net income after taxes as determined under the relevant PRC GAAP to a staff welfare and bonus fund.  For the year ended December 31, 2013, the amount is $nil (2012- nil, 2011 - $168 (RMB 1million)) for contribution to such fund which shall be utilized for collective staff benefits. The amounts appropriated to the staff welfare and bonus fund were charged against income and the related provisions were reflected as accrued liabilities in the consolidated balance sheets.

Tangshan Yian recorded a net loss for each of the three years in the period ended December 31, 2013, so no appropriation to the statutory surplus reserves and staff welfare and bonus fund was made.

Sinovac R&D and Sinovac Dalian have not made any profit since inception, so no appropriation to the statutory surplus reserves and staff welfare and bonus was made.

Dividends declared by the Company’s PRC subsidiaries are based on the distributable profits as reported in their statutory financial statements reported in accordance with PRC GAAP, which differ from the results of operations reflected in the consolidated financial statements prepared in accordance with US GAAP. The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its PRC subsidiaries. No dividends were declared in 2013 (2012-$802 (RMB5 million), 2011-$5,863 (RMB 39million)) to the non-controlling shareholder of Sinovac Beijing. As of December 31, 2013, the Company has $nil dividend payable (December 31, 2012- nil).

Under PRC laws and regulations, statutory surplus reserves are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company. Staff welfare and bonus funds are restricted to capital expenditures for the collective welfare of employees. The reserve is not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation. Amounts restricted include the PRC subsidiaries’ paid-in capital and statutory surplus reserves of the Company’s PRC subsidiaries totalling $74,923(RMB 467 million) and$81,249 (RMB492million) as of December 31, 2012 and 2013, respectively. Further, foreign exchange and other regulations in the PRC further restrict the Company’s PRC subsidiaries from transferring funds to the Company in the form of loans, advances or cash dividends. As of December 31, 2012 and 2013, amounts restricted include the net assets of the Company’s PRC subsidiaries, which amounted to $27,373 and $34,860, respectively.